Cover	3 Months Ended
Mar. 31, 2025
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Information [Line Items]
Entity Registrant Name	Acuren Corporation
Entity Central Index Key	0002032966
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true